Share capital - Disclosure of dividends (Details) - CAD ($) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Dividend per share	$ 0.20	$ 0.20
Dividend payable	$ 32,838,000	$ 29,977,000
February 19, 2020 [Member]
Disclosure of classes of share capital [line items]
Dividend per share	$ 0.05
Dividend payable	$ 7,879,000
Shares issued under dividend reinvestment plan	24,809,311
May 12, 2020 [Member]
Disclosure of classes of share capital [line items]
Dividend per share	$ 0.05
Dividend payable	$ 8,259,000
Shares issued under dividend reinvestment plan	27,492,302
August 5, 2020 [Member]
Disclosure of classes of share capital [line items]
Dividend per share	$ 0.05
Dividend payable	$ 8,342,000
Shares issued under dividend reinvestment plan	9,822,963
November 9, 2020 [Member]
Disclosure of classes of share capital [line items]
Dividend per share	$ 0.05
Dividend payable	$ 8,358,000
Shares issued under dividend reinvestment plan	11,525,456
February 20, 2019 [Member]
Disclosure of classes of share capital [line items]
Dividend per share		$ 0.05
Dividend payable		$ 7,757,000
Shares issued under dividend reinvestment plan		5,087,058
May 1, 2019 [Member]
Disclosure of classes of share capital [line items]
Dividend per share		$ 0.05
Dividend payable		$ 7,145,000
Shares issued under dividend reinvestment plan		8,157,756
July 31, 2019 [Member]
Disclosure of classes of share capital [line items]
Dividend per share		$ 0.05
Dividend payable		$ 7,201,000
Shares issued under dividend reinvestment plan		5,672,755
November 6, 2019 [Member]
Disclosure of classes of share capital [line items]
Dividend per share		$ 0.05
Dividend payable		$ 7,874,000
Shares issued under dividend reinvestment plan		6,666,723